Income Taxes (Schedule of Components of Net Provisions Related To Special Items) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Special Items [Line Items]
Income tax provision (benefit) related to special items					$ (74)	$ (121)	$ (453)
Special items
Tax Special Items [Line Items]
Income tax provision (benefit) related to special items	$ (14)	$ (24)	$ (10)	$ (3)	(51)	(84)	(372)
Return to accrual
Tax Special Items [Line Items]
Income tax provision (benefit) related to special items					23	23	0
Internal restructurings
Tax Special Items [Line Items]
Income tax provision (benefit) related to special items					(63)	(62)	(90)
Settlement of tax audits and legislative changes
Tax Special Items [Line Items]
Income tax provision (benefit) related to special items					(14)	0	10
Tax rate changes
Tax Special Items [Line Items]
Income tax provision (benefit) related to special items					23	0	0
Other tax adjustments
Tax Special Items [Line Items]
Income tax provision (benefit) related to special items					$ 8	$ 2	$ (1)